Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 12,326,640
Balance at ending	12,633,974	¥ 12,326,640
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	27,975,530	25,977,791
Additions	3,374,566	3,502,541
Sales or disposal	(3,221,137)	(2,945,187)
Foreign currency translation adjustments	1,053,058	1,421,728
Other	127,075	18,657
Balance at ending	29,309,093	27,975,530
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(15,648,890)	(14,566,638)
Depreciation	(1,926,939)	(1,727,287)
Impairment losses	(31,114)	(7,705)
Sales or disposal	1,483,773	1,355,259
Foreign currency translation adjustments	(471,526)	(656,252)
Other	(80,423)	(46,266)
Balance at ending	(16,675,119)	(15,648,890)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,361,791	1,345,037
Additions	14,990	9,106
Sales or disposal	(14,680)	(8,901)
Reclassification from construction in progress	50,494	2,310
Foreign currency translation adjustments	10,458	15,008
Other	3,317	(769)
Balance at ending	1,426,370	1,361,791
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(6,379)	(4,497)
Sales or disposal	150	30
Foreign currency translation adjustments	(178)	(351)
Other	(513)	(1,562)
Balance at ending	(7,313)	(6,379)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	5,284,620	4,999,206
Additions	75,098	88,543
Sales or disposal	(76,482)	(57,743)
Reclassification from construction in progress	88,625	105,581
Foreign currency translation adjustments	67,274	138,047
Other	25,676	10,985
Balance at ending	5,464,811	5,284,620
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,375,598)	(3,189,737)
Depreciation	(148,981)	(121,431)
Impairment losses	(10,517)	(2,527)
Sales or disposal	63,448	48,646
Foreign currency translation adjustments	(39,793)	(79,026)
Other	(17,746)	(31,522)
Balance at ending	(3,529,186)	(3,375,598)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	13,982,362	12,753,951
Additions	433,393	481,916
Sales or disposal	(599,825)	(540,775)
Reclassification from construction in progress	480,805	630,896
Foreign currency translation adjustments	437,649	642,984
Other	62,235	13,390
Balance at ending	14,796,619	13,982,362
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(10,762,953)	(10,005,275)
Depreciation	(921,037)	(788,685)
Impairment losses	(17,358)	(5,177)
Sales or disposal	559,467	507,396
Foreign currency translation adjustments	(334,617)	(461,159)
Other	(53,167)	(10,054)
Balance at ending	(11,529,666)	(10,762,953)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	6,781,229	6,203,721
Additions	1,916,239	2,293,189
Sales or disposal	(2,516,466)	(2,334,129)
Reclassification from construction in progress	167	449
Foreign currency translation adjustments	524,175	594,933
Other	69,083	23,065
Balance at ending	6,774,427	6,781,229
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,503,668)	(1,366,916)
Depreciation	(856,921)	(817,171)
Sales or disposal	860,708	799,186
Foreign currency translation adjustments	(96,936)	(115,693)
Other	(8,928)	(3,073)
Balance at ending	(1,605,744)	(1,503,668)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	565,528	675,875
Additions	934,847	629,786
Sales or disposal	(13,684)	(3,639)
Reclassification from construction in progress	(620,091)	(739,235)
Foreign currency translation adjustments	13,503	30,756
Other	(33,236)	(28,014)
Balance at ending	846,866	565,528
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(292)	(213)
Impairment losses	(2,846)
Foreign currency translation adjustments	(2)	(24)
Other	(71)	(55)
Balance at ending	¥ (3,210)	¥ (292)